Liberty Vision, Inc.

2530 Meridian Parkway, Unit 200,

Durham,  NC  27713

July 5, 2011

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Matthew Crispino, Staff Attorney

Re:      Liberty Vision, Inc.

            Registration Statement on Form S-1

            Filed April 12, 2011

            File No. 333-173456

Dear Mr. Crispino

Further to your letter dated May 9, 2011 concerning the deficiencies in our registration statement on Form S-1, we provide the following responses:

Cover Page

1.      Please confirm that the company will not use the prospectus before the effective date of the registration statement or, in the alternative, please revise to include an appropriate "subject to completion" legend on the cover page of the prospectus. Refer to Item 501(b)(10) of Regulation S-K.

We have revised the disclosure to include the “subject to completion” legend.

Prospectus Summary, page 5

Our company, page 5

2.     You indicate in this section that your services can currently be purchased independently or as bundled offerings targeted to meet the specific needs of your customers. Please explain what is meant by “bundled offerings.” In this respect, we note the statement in your Business discussion on page 24 that to date, you have focused on providing one-off services and that you plan to expand your service offerings to include subscription-based service packages.

Our reference to “bundled offerings” refers to us providing a discount to our customers who purchase more than one of our current services at one time. We have clarified this in our disclosure.

Selected Financial Data, page 7

3.     Please expand this section to include financial data for each of the fiscal years ended February 28, 2011 and February 28, 2010.

We have provided the required disclosure.

Risk Factors, page 8

4.   Please include a risk factor relating to the fact that the offering price was arbitrarily determined and that the price bears no relation to your assets, earnings, book value or other criteria of value.

                         We have revised our disclosure to include the requested risk factor.

“The requirements of being a public company may strain our resources…”, page 8

5.     We note your statement in this risk factor that as a result of this offering you will become subject to the reporting requirements of the Exchange Act. Please confirm that you intend to file a Form 8-A to register your common shares under the Exchange Act. Alternatively, please include a separate risk factor to highlight that your common stock is not registered under the Exchange Act. The risk factor should explain the effect on investors of the automatic reporting suspension under Section 15(d) of the Exchange Act, as well as the inapplicability of the proxy rules and Section 16 of the Exchange Act. Please make similar revisions to the disclosure under “Reports to Security Holders” on page 34.

We have added the risk factor and made the requested revision to “Reports to Security Holders”.

            Plan of Distribution; Terms of the Offering, Page 17

6.   We note that you plan to return monies to investors if a threshold minimum amount for investment has not been met and that you have not appointed an independent escrow agent to maintain investor funds prior to achieving the minimum offering. Please supplementally tell us how you intend to comply with Rules 10b-9 of the Exchange Act. Specifically, tell us what procedures are in place to ensure that funds will be promptly returned to investors.

We have provided the required disclosure.

7.    We note that you intend to place the funds in an interest bearing account during the offering period. Please clarify what happens to the interest if the minimum offering threshold is met. For instance, will the interest be added to investors' deposits and applied to the purchase of additional shares, returned to the subscribers in cash, or retained by you as proceeds of the offering?

We have updated our prospectus as required.

8.    Please disclose the circumstances under which you would expect to extend the offering period for an additional 90 days and how you will inform purchasers who already have submitted funds of an extension.

We have amended terms of the offering and removed reference to the extension period.

9.    Please describe the process for the gathering of the subscriptions, how the determination will be made as to whether the minimum has or has not been achieved, and who has these responsibilities.

We have provided the required description.

Results of Operations, page 20

10.   Please expand your discussion of results of operations to discuss your results for the year ended February 28, 2011 compared to the year ended February 28, 2010. Refer to Item 303(A)(3) of Regulation S-K.

We have provided the required discussion.

Liquidity and Capital Resources, page 21

11.   Please provide a discussion and analysis of cash flows. Refer to Item 303(a)(1) and (2) of Regulation S-K and Section IV.B of SEC Release 33-8350.

We have provided the required discussion.

Description of Property, page 27

12.   Please identify your principal place of business and provide information that will inform investors as to the suitability and adequacy of the facilities. Refer to Item 102 of Regulation S-K.

We have provided the required disclosure.

Directors, Executive Officers and Control Persons, page 27

13. For each of your directors, please briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a director of your company. Refer to Item 401(e)(1) of Regulation S-K.

We have provided the required disclosure.

Report of Independent Registered Public Accounting Firm, page F-2

14.   Please have your independent registered accountant explain to us why he addressed your company in the heading to Carson City, Nevada. In this regard, we note on the cover of        your registration statement, that your principal executive offices are located in Durham, North Carolina.

Our independent registered accountant used our registered agent address in the State of Nevada. The address has been updated to the company’s office address. Either  address can be used for corresponding with the company.

Consolidated Statements of Operations, page F-4

15.   Please explain to us why you do not show cost of revenues in your consolidated statements of operations.

The financial statements have been revised with cost of revenues reclassified to the appropriate field.

16.   Please tell us why you do not show any amount for Provision for Income Taxes. In this regard, we note that you have income from operations in each period presented.

The financial statements have been revised with the enclosure of the provision for income taxes.

Notes to Consolidated Financial Statements

Note 2 – Summary of Significant Accounting Policies, page F-7

Revenue recognition, page F-8

17.   We note that your revenue recognition policy is general in nature and does not address your various revenue streams. Specifically, we note your discussion of your current services beginning on page 24. We further note on page 5, that your services can be purchased independently or as bundled offerings. Please expand your policy to discuss your method of revenue recognition for each significant revenue stream. Further, your policy should disclose your method of revenue recognition under your bundled offerings.

We have expanded our revenue recognition policy as required.

Foreign currency transactions, page F-9

18.   We note your discussion of foreign currency transactions. Please provide footnote disclosure regarding your geographic areas. Refer to FASB ASC 280-10-50-41.

We have provided the required disclosure.

Recent Sales of Unregistered Securities, page II-1

19.   You indicate that the sale of securities to your four directors completed on February 5, 2011 was exempt from registration pursuant to Regulation S. However, the consulting agreements that you filed as Exhibits 10.1 and 10.2, which are dated as of September 30, 2010, and the debt settlement agreements filed as Exhibits 10.3 and 10.4, which are dated as of February 16, 2011, indicate that both Messrs. Gabidulin and Erofeev reside in Durham, North Carolina. Please provide your analysis as to how the issuances to Messrs. Gabidulin and Erofeev meet the requirements of Regulation S. Also, please disclose if any of your executive officers or directors is a resident of the United States. If none are, please add a risk factor addressing the risks to investors arising from the fact that the company’s management does not reside in the United States, such as the difficulties investors might face in enforcing liabilities against management.

Messrs. Gabidulin and Erofeev are not residents of the United States. The addresses provided in the consulting agreements are for correspondence purposes only (the company’s office address). We have added the risk factor as required.

Sincerely,

/s/ Oleg Gabidulin

           Oleg Gabidulin

Liberty Vision, Inc., CEO